Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Oct. 01, 2023	Jan. 01, 2023	Dec. 31, 2022
Segment and corporate information
Goodwill	€ 14,650,008	€ 15,407,279	€ 15,791,181	€ 15,791,181
Intangible assets other than goodwill	1,362,327			1,518,677
Care Delivery
Segment and corporate information
Goodwill	12,573,423	13,273,605	13,642,445
Care Enablement
Segment and corporate information
Goodwill	2,076,585	€ 2,133,674	€ 2,148,736
Goodwill
Segment and corporate information
Goodwill	14,650,008			15,791,181
Goodwill | Care Delivery
Segment and corporate information
Goodwill	12,573,423
Goodwill | Care Enablement
Segment and corporate information
Goodwill	2,076,585
Intangible assets
Segment and corporate information
Intangible assets other than goodwill	1,362,327			1,518,677
Management contracts
Segment and corporate information
Intangible assets other than goodwill	1,026			1,061
Management contracts | Care Delivery
Segment and corporate information
Intangible assets other than goodwill	1,026
Trade names
Segment and corporate information
Intangible assets other than goodwill	223,895			252,641
Trade names | Care Delivery
Segment and corporate information
Intangible assets other than goodwill	182,357
Trade names | Care Enablement
Segment and corporate information
Intangible assets other than goodwill	41,538
Emission certificates
Segment and corporate information
Intangible assets other than goodwill	39,874			21,759
Emission certificates | Care Enablement
Segment and corporate information
Intangible assets other than goodwill	€ 39,874
North America | Goodwill
Segment and corporate information
Goodwill				13,607,465
North America | Trade names
Segment and corporate information
Intangible assets other than goodwill				252,641
EMEA | Goodwill
Segment and corporate information
Goodwill				1,414,332
EMEA | Emission certificates
Segment and corporate information
Intangible assets other than goodwill				21,759
Asia Pacific | Goodwill
Segment and corporate information
Goodwill				764,009
Asia Pacific | Management contracts
Segment and corporate information
Intangible assets other than goodwill				1,061
Latin America | Goodwill
Segment and corporate information
Goodwill				€ 5,375